Summary of significant accounting policies (Tables)	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets

Estimated Useful Life
Customer relationships	8 - 23 years
Order backlog	3 - 5 years
Patient database	7 years
Technology assets	5 years
The carrying amount of Intangible Assets as of March 31, 2025 and December 31, 2024 is as follows:

	March 31, 2025	December 31, 2024
	(in thousands)
Cost
Customer relationships	$4,131,176	$4,129,501
Order backlog	544,618	543,933
Trade names & brands	204,631	204,588
Patient database	170,409	170,324
Technology assets	151,010	150,658
Total cost	5,201,844	5,199,004
Accumulated amortization	(1,700,537)	(1,639,212)
Net book value	$3,501,307	$3,559,792